Summary of Significant Accounting Policies - Additional Information (Detail) R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2017 USD ($) R$ / $	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($) R$ / $	Dec. 31, 2017 BRL (R$) R$ / $	Dec. 31, 2016 BRL (R$)
Disclosure Of Summary Of Significant Accounting Policies [line items]
Foreign exchange rate	3.3080		3.3080	3.3080
Imputed interest income rate on installment sales			100.00%
Imputed interest income rate on credit purchase			100.00%
Total estimated adjustment (net of tax) on equity	$ 766	R$ 2,533
Accumulated losses	(256,084)		$ (256,084)	R$ (847,125)	R$ (677,379)
Estimated adjustments due to adoption of IFRS 15 [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Accumulated losses	(349)		(349)	(1,153)
Estimated adjustments due to adoption of IFRS 9 [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Accumulated losses	$ (417)		$ (417)	R$ (1,380)